DERIVATIVES - Collateral Payable Associated With Derivative Positions (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative [Line Items]
Assets posted as collateral associated with derivatives	$ 1,220	$ 0	$ 17,375
Collateral payable associated with derivatives	48,504	61,060
Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		61,060	20,888
Collateral payable — Digital assets
Derivative [Line Items]
Assets posted as collateral associated with derivatives	0	0	15,284
Collateral payable associated with derivatives	37,716	30,600
Collateral payable — Digital assets | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		30,600	9,521
Collateral payable — Cash
Derivative [Line Items]
Assets posted as collateral associated with derivatives	1,220	0	2,091
Collateral payable associated with derivatives	$ 10,788	30,460
Collateral payable — Cash | Galaxy Digital Holdings, LP
Derivative [Line Items]
Collateral payable associated with derivatives		$ 30,460	$ 11,367